Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At its regularly scheduled annual meeting, the CGCN Committee approved equity awards for each individual executive officer, in alignment with their respective employment agreements. In accordance with our Omnibus Incentive Plan, these annual equity awards are issued upon the exit of our fourth quarter financial blackout period, which occurs two trading days after the annual earnings call. The valuation of these awards are calculated based upon the fair market value definition as prescribed in our Omnibus Incentive Plan. The CGCN Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the CGCN Committee before granting an equity award, the CGCN Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

Award Timing Method
At its regularly scheduled annual meeting, the CGCN Committee approved equity awards for each individual executive officer, in alignment with their respective employment agreements. In accordance with our Omnibus Incentive Plan, these annual equity awards are issued upon the exit of our fourth quarter financial blackout period, which occurs two trading days after the annual earnings call.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The CGCN Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity.